ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Details Narrative) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Payables and Accruals [Abstract]
Accrued taxes, penalties and interest	$ 5,346	$ 6,732